UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED December 31, 2012

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Minerva Advisors LLC
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-14665

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Minerva Advisors LLC
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Minerva Advisors LLC
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  February 12, 2013

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 147
Form 13F Information Table Value Total: 132,319 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                  <F1>                         <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   15        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   35        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   429       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   661       178178     SH          SOLE            N/A         178178
                         $0.40
AH BELO CORP             COM CL A   001282102   1478      317788     SH          SHARED-OTHER    N/A                  317788
AH BELO CORP             COM CL A   001282102   2093      450180     SH          SOLE            N/A         450180
ALLIANCE FIBER OPTIC     COM NEW    018680306   356       29760      SH          SHARED-OTHER    N/A                  29760
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   79        6600       SH          SOLE            N/A         6600
PRODS I
AMERISERV FINANC INC     COM        03074A102   112       38000      SH          SHARED-OTHER    N/A                  38000
AMERISERV FINANC INC     COM        03074A102   42        14200      SH          SOLE            N/A         14200
AMPCO PITTSBURGH CORP    COM        032037103   707       35400      SH          SHARED-OTHER    N/A                  35400
AMPCO PITTSBURGH CORP    COM        032037103   470       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   1162      97200      SH          SHARED-OTHER    N/A                  97200
APCO OIL & GAS INTL      SHS        G0471F109   1834      153448     SH          SOLE            N/A         153448
ARGAN INC                COM        04010E109   323       17943      SH          SHARED-OTHER    N/A                  17943
ARGAN INC                COM        04010E109   468       26018      SH          SOLE            N/A         26018
ASML HOLDING N V         NY REG SHS N07059210   1079      16761      SH          SHARED-OTHER    N/A                  16761
ASML HOLDING N V         NY REG SHS N07059210   76        1176       SH          SOLE            N/A         1176
ASTRONICS CORP           COM        046433108   1290      56422      SH          SHARED-OTHER    N/A                  56422
ASTRONICS CORP           COM        046433108   1974      86331      SH          SOLE            N/A         86331
ATRION CORP              COM        049904105   361       1850       SH          SHARED-OTHER    N/A                  1850
ATRION CORP              COM        049904105   1266      6492       SH          SOLE            N/A         6492
BARCLAYS BK PLC          IPTH S&P   06740C261   318       10000      SH          SOLE            N/A         10000
                         VIX NEW
BCSB BANCORP INC         COM        055367106   53        3710       SH          SHARED-OTHER    N/A                  3710
BCSB BANCORP INC         COM        055367106   176       12396      SH          SOLE            N/A         12396
BELO CORP                COM SER A  080555105   1562      203600     SH          SHARED-OTHER    N/A                  203600
BELO CORP                COM SER A  080555105   2147      279900     SH          SOLE            N/A         279900
BENEFICIAL MUTUAL        COM        08173R104   237       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   107       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2556      75851      SH          SHARED-OTHER    N/A                  75851
CAMDEN NATIONAL CORP     COM        133034108   1354      40185      SH          SOLE            N/A         40185
CAPITAL SR LIVING CORP   COM        140475104   505       26994      SH          SHARED-OTHER    N/A                  26994
CAPITAL SR LIVING CORP   COM        140475104   772       41315      SH          SOLE            N/A         41315
CENTURY BANCORP INC      CL A       156432106   862       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   315       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   53        8700       SH          SHARED-OTHER    N/A                  8700
CFS BANCORP INC          COM        12525D102   59        9700       SH          SOLE            N/A         9700
CHASE CORP               COM        16150R104   4650      249988     SH          SHARED-OTHER    N/A                  249988
CHASE CORP               COM        16150R104   3539      190274     SH          SOLE            N/A         190274
CHARTER FINL CORP WEST   COM        16122M100   441       42000      SH          SHARED-OTHER    N/A                  42000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   776       73000      SH          SOLE            N/A         73000
PT GA
CIMATRON LTD             ORD        M23798107   246       54418      SH          SHARED-OTHER    N/A                  54418
CIMATRON LTD             ORD        M23798107   643       142256     SH          SOLE            N/A         142256
CITIZENS & NORTHERN      COM        172922106   308       16400      SH          SHARED-OTHER    N/A                  16400
CORP
CITIZENS & NORTHERN      COM        172922106   498       26500      SH          SOLE            N/A         26500
CORP
CMS BANCORP INC          COM        12600U102   61        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   94        11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   374       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   845       32071      SH          SHARED-OTHER    N/A                  32071
DAWSON GEOPHYSICAL CO    COM        239359102   721       27387      SH          SOLE            N/A         27387
DELUXE CORP              COM        248019101   1161      36000      SH          SHARED-OTHER    N/A                  36000
DELUXE CORP              COM        248019101   284       8800       SH          SOLE            N/A         8800
DONEGAL GROUP INC        CL B       257701300   209       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   176       10056      SH          SOLE            N/A         10056
DONEGAL GROUP INC        CL A       257701201   334       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   18        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   3083      87230      SH          SHARED-OTHER    N/A                  87230
DORMAN PRODUCTS INC      COM        258278100   1561      44180      SH          SOLE            N/A         44180
EAGLE BANCORP MONT INC   COM        26942G100   87        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   176       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   958       60564      SH          SHARED-OTHER    N/A                  60564
EASTERN CO               COM        276317104   867       54809      SH          SOLE            N/A         54809
ECOLOGY & ENVRNMT INC    CL A       278878103   308       27704      SH          SHARED-OTHER    N/A                  27704
ECOLOGY & ENVRNMT INC    CL A       278878103   466       41891      SH          SOLE            N/A         41891
EDAC TECHNOLOGIES CORP   COM        279285100   641       52818      SH          SHARED-OTHER    N/A                  52818
EDAC TECHNOLOGIES CORP   COM        279285100   1652      136232     SH          SOLE            N/A         136232
EMCLAIRE FINANCIAL       COM        290828102   267       12824      SH          SHARED-OTHER    N/A                  12824
EMCLAIRE FINANCIAL       COM        290828102   53        2535       SH          SOLE            N/A         2535
ESCALADE INC             COM        296056104   1012      197279     SH          SHARED-OTHER    N/A                  197279
ESCALADE INC             COM        296056104   697       135910     SH          SOLE            N/A         135910
FOSTER LB CO             COM        350060109   3684      84643      SH          SHARED-OTHER    N/A                  84643
FOSTER LB CO             COM        350060109   935       21489      SH          SOLE            N/A         21489
GIGA TRONICS INC         COM        375175106   17        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   2963      173047     SH          SHARED-OTHER    N/A                  173047
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   4966      290099     SH          SOLE            N/A         290099
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   2385      211400     SH          SHARED-OTHER    N/A                  211400
GLOBECOMM SYSTEMS INC    COM        37956X103   2241      198703     SH          SOLE            N/A         198703
GREAT LAKES DREDGE       COM        390607109   1803      201900     SH          SHARED-OTHER    N/A                  201900
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1980      221707     SH          SOLE            N/A         221707
& DOCK CO
INFUSYSTEM HLDGS INC     COM        45685K102   1098      732200     SH          SHARED-OTHER    N/A                  732200
INFUSYSTEM HLDGS INC     COM        45685K102   1705      1136762    SH          SOLE            N/A         1136762
INVESTORS BANCORP INC    COM        46146P102   198       11115      SH          SOLE            N/A         11115
JACKSONVILLE BANCORP     COM        46924R106   203       11703      SH          SHARED-OTHER    N/A                  11703
INC MD
JACKSONVILLE BANCORP     COM        46924R106   337       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1298      239840     SH          SHARED-OTHER    N/A                  239840
JOURNAL COMMUNIC INC     CL A       481130102   1608      297237     SH          SOLE            N/A         297237
KAPSTONE PAPER           COM        48562P103   6189      278914     SH          SHARED-OTHER    N/A                  278914
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   9578      431626     SH          SOLE            N/A         431626
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   435       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   105       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   77        16575      SH          SOLE            N/A         16575
LIN TV CORP              CL A       532774106   41        5406       SH          SHARED-OTHER    N/A                  5406
LIN TV CORP              CL A       532774106   745       98770      SH          SOLE            N/A         98770
MALVERN BANCORP INC      SHS        561409103   1338      12000      SH          SOLE            N/A         12000
MER TELEMANAGEMENT       SHS        M69676126   129       36651      SH          SHARED-OTHER    N/A                  36651
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   96        27200      SH          SOLE            N/A         27200
SOLUTIONS
MOD-PAC CORP             COM        607495108   492       72826      SH          SHARED-OTHER    N/A                  72826
MOD-PAC CORP             COM        607495108   650       96140      SH          SOLE            N/A         96140
MOLYCORP INC DEL         COM        608753109   147       15593      SH          SHARED-OTHER    N/A                  15593
MOLYCORP INC DEL         COM        608753109   147       15541      SH          SOLE            N/A         15541
MUTUALFIRST FINL INC     COM        62845B104   289       25260      SH          SHARED-OTHER    N/A                  25260
MUTUALFIRST FINL INC     COM        62845B104   65        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   546       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   347       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   162       5431       SH          SHARED-OTHER    N/A                  5431
NORWOOD FINANCIAL CORP   COM        669549107   237       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   179       10200      SH          SHARED-OTHER    N/A                  10200
OBA FINANCIAL SVCS INC   COM        67424G101   441       25200      SH          SOLE            N/A         25200
OCONEE FED FINL CORP     COM        675607105   165       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   165       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   476       137200     SH          SHARED-OTHER    N/A                  137200
ONVIA INC                COM NEW    68338T403   921       265353     SH          SOLE            N/A         265353
PATHFINDER BANCORP INC   COM        70320A103   317       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   635       61679      SH          SOLE            N/A         61679
PEOPLES UNITED           COM        712704105   176       14518      SH          SOLE            N/A         14518
PMFG INC                 COM        69345P103   2890      318625     SH          SHARED-OTHER    N/A                  318625
PMFG INC                 COM        69345P103   3296      363444     SH          SOLE            N/A         363444
PROASSURANCE CORP        COM        74267C106   812       19244      SH          SHARED-OTHER    N/A                  19244
PROASSURANCE CORP        COM        74267C106   385       9114       SH          SOLE            N/A         9114
PROV & WOR RAILRD CO     COM        743737108   356       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   21        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   169       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   271       17969      SH          SOLE            N/A         17969
SCRIPPS EW CO OHIO       CL A NEW   811054402   1293      119633     SH          SHARED-OTHER    N/A                  119633
SCRIPPS EW CO OHIO       CL A NEW   811054402   1953      180631     SH          SOLE            N/A         180631
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   29        24600      SH          SHARED-OTHER    N/A                  24600
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   6         5200       SH          SOLE            N/A         5200
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   0         25000      SH          SHARED-OTHER    N/A                  25000
                         2/19/201
SUPERIOR UNIF GRP INC    COM        868358102   160       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   11        1000       SH          SOLE            N/A         1000
SUSQUEHANNA BANCSHARES   COM        869099101   124       11808      SH          SHARED-OTHER    N/A                  11808
INC P
TECHE HOLDING CO         COM        878330109   523       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   322       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   866       36855      SH          SHARED-OTHER    N/A                  36855
TF FINANCIAL CORP        COM        872391107   425       18082      SH          SOLE            N/A         18082
TRANSCAT INC             COM        893529107   852       143601     SH          SHARED-OTHER    N/A                  143601
TRANSCAT INC             COM        893529107   1427      240675     SH          SOLE            N/A         240675
UNIVERSAL STAINLESS      COM        913837100   1016      27900      SH          SHARED-OTHER    N/A                  27900
& ALLOY
UNIVERSAL STAINLESS      COM        913837100   66        1800       SH          SOLE            N/A         1800
& ALLOY
US LIME & MINERAL        COM        911922102   2701      57709      SH          SHARED-OTHER    N/A                  57709
US LIME & MINERAL        COM        911922102   1991      42537      SH          SOLE            N/A         42537
VIRCO MANUFACTURING CO   COM        927651109   945       368948     SH          SHARED-OTHER    N/A                  368948
VIRCO MANUFACTURING CO   COM        927651109   1234      482111     SH          SOLE            N/A         482111
WPX ENERGY INC           COM        98212B103   302       20300      SH          SHARED-OTHER    N/A                  20300
WPX ENERGY INC           COM        98212B103   558       37500      SH          SOLE            N/A         37500
YADKIN VLLY FNCL CORP    COM        984314104   15        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   15        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, a private fund managed by Minerva Advisors LLC. Shares reported as
"Shared-Other" under Column 6 and "Shared" under Column 8 relate to managed accounts for which
Minerva Advisors LLC is the investment advisor.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary
Anne Mayo, Scott M. Dubowsky, Sean W. McDowell, Beth N. Lowson and Anne Mulcahy, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 9th day of February, 2012.

						By: /s/ David P. Cohen
						   David P. Cohen